Trading liabilities	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Trading liabilities

23	Trading liabilities

	2021	2020
	$m	$m
Deposits by banks[1]	4,243	6,689
Customer accounts[1]	9,424	10,681
Other debt securities in issue (Note 25)	1,792	1,582
Other liabilities – net short positions in securities	69,445	56,314
At 31 Dec	84,904	75,266
1‘Deposits by banks’ and ‘Customer accounts’ include repos, stock lending and other amounts.